Share Capital and Reserves (Schedule of Stock Options Activities) (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at December 31,	10,648,362	10,338,720
Exercised		(2,325,000)
Granted	7,010,085	3,830,306
Expired/Cancelled	(3,271,034)	(1,195,664)
Outstanding at December 31,	14,387,413	10,648,362
Weighted average exercise price outstanding at December 31, | $ / shares	$ 1.70	$ 1.76
Exercised | $ / shares		0.74
Granted | $ / shares	0.84	0.97
Expired/Cancelled | $ / shares	1.68	1.72
Weighted average exercise price outstanding at December 31, | $ / shares	$ 1.29	$ 1.70
Number of RSUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at December 31,	1,746,579	963,348
Vested	(748,913)	(436,785)
Granted	2,615,873	1,220,016
Expired/Cancelled	(219,824)
Outstanding at December 31,	3,393,715	1,746,579